Subsequent Events (Details) - USD ($)				2 Months Ended	9 Months Ended		12 Months Ended
	Feb. 01, 2023	Dec. 08, 2022	Oct. 01, 2022	Nov. 23, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jan. 01, 2023	Dec. 31, 2022	Oct. 31, 2022	May 11, 2022	May 01, 2021	Mar. 09, 2021
Subsequent Event [Line Items]
Interest rate												0.12%
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate value of warrants will be exercisable for shares of common stock		$ 3,500,000
Value of warrant per share		$ 1.25
Number of trading days following the closing of private placement to reflect the adjusted upward or downward of weighted average price for value of warrants		90 days
Maximum upward or downward adjustment per warrant		$ 0.75
Maximum number of warrants obligated to issue as a result of adjustment to warrants		7,000,000
Minimum number of warrants obligated to issue as a result of adjustment to warrants\		1,750,000
Value of warrants for issuing has right to pay in cash		$ 3,500,000
Subsequent Event [Member] | Convertible Note Subscription Agreement [Member]
Subsequent Event [Line Items]
Number of trading days following the closing of the private placement warrants agreed to issue to the subscriber		100 days
Subsequent Event [Member] | Convertible Note Subscription Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of warrant to purchase in combined entity		2,800,000
Exercise price		$ 11.5
Subsequent Event [Member] | Amended Convertible Note Subscription Agreement [Member]
Subsequent Event [Line Items]
As per agreement agreed amount of fee payable to subscriber		$ 5,250,000
Number of trading days within which agreed amount of fee payable following the closing of the private placement		100 days
Subsequent Event [Member] | Amended Convertible Note Subscription Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued to the subscriber		266,156
Subsequent Event [Member] | Chief Executive Officer [Member] | 2022 Performance Bonuses [Member]
Subsequent Event [Line Items]
Authorized payment of performance bonuses subject to and contingent on consummation of business combination									$ 312,500
Subsequent Event [Member] | General Counsel [Member] | 2022 Performance Bonuses [Member]
Subsequent Event [Line Items]
Authorized payment of performance bonuses subject to and contingent on consummation of business combination									107,500
Subsequent Event [Member] | Chief Operating Officer [Member] | 2022 Performance Bonuses [Member]
Subsequent Event [Line Items]
Authorized payment of performance bonuses subject to and contingent on consummation of business combination									$ 187,500
Subsequent Event [Member] | Share Repurchase And Repayment of Stockholder Notes [Member]
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares		2,710,571
Share Price		$ 1.96
Capital Units, Outstanding		2,597,286,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock		$ 14,200,000
Bridge Loans [Member]
Subsequent Event [Line Items]
Bridge loans issued amount					$ 31,800,000
Related party advance on financing issued amount					4,750,000
Bridge Loans [Member] | Convertible Subordinated Debt [Member]
Subsequent Event [Line Items]
Debt instrument face value					$ 50,000,000
Debt instrument maturity date					May 01, 2024
Debt instrument, Interest rate, Effective percentage					1.85%
Bridge Loans [Member] | Convertible Subordinated Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument face value				$ 3,559,985
Debt instrument maturity date				May 31, 2024
Debt instrument, Interest rate, Effective percentage				1.85%
Bridge Loans [Member] | Convertible Subordinated Debt [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument face value				$ 50,000,000
2027 Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument frequency of periodic payment		semi-annually in arrears on December 15 and June 15 of each year, beginning on June 15, 2023
Additional interest rate in case of default		2.00%
Maturity date		December 8, 2027, unless earlier converted, redeemed or repurchased
Debt instrument converted instrument principal amount		$ 1,000
Initial conversion price		$ 11.5
Initial conversion price subject to downward adjustment percentage of average daily volume weighted average trading price		115.00%
Number of trading days after the closing of private placement to determine volume weighted average price		90 days
Minimum conversion price per share		$ 9.21
Debt instrument amount to repurchase in cash or any portion debt upon fundamental change in terms and conditions		$ 1,000
Initial conversion rate		86.96
2027 Convertible Notes [Member] | Subsequent Event [Member] | Convertible Note Subscription Agreement [Member]
Subsequent Event [Line Items]
Debt instrument face value		$ 175,000,000
2027 Convertible Notes [Member] | Subsequent Event [Member] | Amended Convertible Note Subscription Agreement [Member]
Subsequent Event [Line Items]
Proceeds from sale of convertible notes		$ 169,800,000
8% 2027 Convertible Notes [Member] | Subsequent Event [Member] | Applicable If Paid In Cash [Member]
Subsequent Event [Line Items]
Interest rate		8.00%
8% 2027 Convertible Notes [Member] | Subsequent Event [Member] | Convertible Note Subscription Agreement [Member]
Subsequent Event [Line Items]
Interest rate		8.00%
9.50% 2027 Convertible Notes [Member] | Subsequent Event [Member] | Applicable If Paid In Cash [Member]
Subsequent Event [Line Items]
Interest rate		9.50%
9.50% 2027 Convertible Notes [Member] | Subsequent Event [Member] | Convertible Note Subscription Agreement [Member]
Subsequent Event [Line Items]
Interest rate		9.50%
2023 Restructuring Plan [Member]
Subsequent Event [Line Items]
Percentage reduction in the headcount of the total number of employees	10.00%
Braemar Energy Ventures III LP [Member] | Subordinated Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument face value										$ 2,000,000
Debt instrument, Interest rate, Effective percentage										10.00%
Debt instrument, Interest rate terms			annually
Debt instrument, Payment terms			the principal and any accrued but unpaid interest will be due and payable upon holder demand at any time on or after October 30, 2023
Threshold amount used to calculate prepayment premium			$ 200,000
Interprivate II Acquisition Crop [Member]
Subsequent Event [Line Items]
Related party advance on financing issued amount						$ 149,476	$ 149,476
Share Price					$ 9.84		$ 9.7						$ 9.84
Interprivate II Acquisition Crop [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares transfered										200,000
Payments to Acquire Businesses, Gross					$ 169,800,000
Interprivate II Acquisition Crop [Member] | Convertible Senior Secured PIK Toggle Notes due 2027 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument face value											$ 175,000,000
Iheart Media [Member] | Subsequent Event [Member] | Amendment to a 2021 letter agreement [Member]
Subsequent Event [Line Items]
As per amended agreement agreed amount of advertising services								$ 1,500,000
As per amended agreement cash payable to entity in exchange of services								$ 200,000
As per amended agreement number of shares to issue an affiliate of entity								536,666
Forecast [Member] | Interprivate II Acquisition Crop [Member]
Subsequent Event [Line Items]
Subsequent event description							On March 31, 2022, the Company entered into a convertible promissory note with the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $1,500,000 (the “Convertible Promissory Note”). The Convertible Promissory Note is non-interest bearing and due on the earlier of March 9, 2023 and the date on which the Company consummates its initial business combination. If the Company completes a business combination, it would repay such additional loaned amounts, without interest, upon consummation of the business combination. In the event that a business combination does not close, the Company may use a portion of the working capital held outside the trust account to repay such additional loaned amounts but no proceeds from the trust account would be used for such repayment. Up to $1,500,000 of such additional loans (if any) may be convertible into warrants, at a price of $1.50 per warrant at the option of the Sponsor. The warrants would be identical to the private placement warrants, including as to exercise price, exercisability and exercise period. Except for the foregoing, the terms of such additional loans (if any) have not been determined and no written agreements exist with respect to such loans. If the Company fully draws down on the Convertible Promissory Note and requires additional funds for working capital purposes, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company such additional funds as may be required. The issuance of the Convertible Promissory Note was approved by the board of directors and the audit committee on March 31, 2022. As of March 31, 2022, there was $197,518 outstanding under the Convertible Promissory Note.